Related Party Transactions (Details) - Schedule of Contract Liability – Related Party - USD ($)	Oct. 31, 2023	Oct. 31, 2022
Current Portion
Unearned franchise fee	$ 15,466
Customer deposit	49,200	21,529
Total, net	64,666	21,529
Non-current Portion
Unearned franchise fee		150,494
Total, net	$ 64,666	$ 172,023